Earnings (Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings (Loss) Per Common Share

	For the years ended December 31,
(In millions, except for per share data)	2012	2011	2010
Earnings
Income (loss) from continuing operations
Income (loss) from continuing operations, net of tax	$(100)	$573	$1,704
Less: Preferred stock dividends and accretion of discount	42	42	515
Income (loss) from continuing operations, net of tax, available to common shareholders	(142)	531	1,189
Add: Dilutive effect of preferred stock dividends	—	—	33
Income (loss) from continuing operations, net of tax, available to common shareholders and assumed conversion of preferred shares	$(142)	$531	$1,222
Income (loss) from discontinued operations, net of tax	$62	$139	$(68)
Net income (loss)
Net income (loss)	$(38)	$712	$1,636
Less: Preferred stock dividends and accretion of discount	42	42	515
Net income (loss) available to common shareholders	(80)	670	1,121
Add: Dilutive effect of preferred stock dividends	—	—	33
Net income (loss) available to common shareholders and assumed conversion of preferred shares	$(80)	$670	$1,154
Shares
Weighted average common shares outstanding, basic	437.7	445.0	431.5
Dilutive effect of warrants	—	31.9	32.3
Dilutive effect of stock compensation plans	—	1.1	1.3
Dilutive effect of mandatory convertible preferred shares	—	—	16.4
Weighted average shares outstanding and dilutive potential common shares	437.7	478.0	481.5
Earnings (loss) per common share
Basic
Income (loss) from continuing operations, net of tax, available to common shareholders	$(0.32)	$1.19	$2.76
Income (loss) from discontinued operations, net of tax	0.14	0.32	(0.16)
Net income (loss) available to common shareholders	$(0.18)	$1.51	$2.60
Diluted
Income (loss) from continuing operations, net of tax, available to common shareholders	$(0.32)	$1.11	$2.54
Income (loss) from discontinued operations, net of tax	0.14	0.29	(0.14)
Net income (loss) available to common shareholders	$(0.18)	$1.40	$2.40